As filed with the U.S. Securities and Exchange Commission on June 12, 2023

File No. 033-09504

File No. 811-04878

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 132

AND

REGISTRATION STATEMENT UNDER THE

INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 134

SEI INSTITUTIONAL MANAGED TRUST

SEI Investments Company

One Freedom Valley

Drive Oaks, Pennsylvania 19456

(Address of Principal Executive Offices)

(610) 676-1000

(Registrant’s Telephone Number)

Timothy D. Barto, Esq.

SEI Investments Company

One Freedom Valley Drive

Oaks, Pennsylvania 19456

(Name and Address of Agent for Service)

Copy to:

Timothy W. Levin, Esq.

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

Title of Securities Being Registered. .. .Units of Beneficial Interest

It is proposed that this filing become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☐	on [date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 132 to the Registration Statement on Form N-1A for SEI Institutional Managed Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until June 16, 2023, the effectiveness of Post-Effective Amendment No. 131 (“PEA No. 131”), which was filed with the Commission via EDGAR Accession No. 0001104659-23-038423 on March 29, 2023, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act.

PART A – PROSPECTUS

The Prospectus for the Fund is incorporated herein by reference to Part A of PEA No. 131.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Fund is incorporated herein by reference to Part B of PEA No. 131.

PART C – OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated by reference to Part C of PEA No. 131.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 132 to Registration Statement No. 033-09504 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 12th day of June, 2023.

SEI INSTITUTIONAL MANAGED TRUST

By:	/s/ Robert A. Nesher
Robert A. Nesher
Trustee, President & Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

*	Trustee	June 12, 2023
William M. Doran
*	Trustee	June 12, 2023
Nina Lesavoy
*	Trustee	June 12, 2023
James M. Williams
*	Trustee	June 12, 2023
Hubert L. Harris, Jr.
*	Trustee	June 12, 2023
Susan C. Cote
*	Trustee	June 12, 2023
James B. Taylor
*	Trustee	June 12, 2023
Christine Reynolds
*	Trustee	June 12, 2023
Thomas Melendez

/s/ Robert A. Nesher	Trustee, President & Chief	June 12, 2023
Robert A. Nesher	Executive Officer

/s/ Ankit Puri	Controller & Chief	June 12, 2023
Ankit Puri	Financial Officer

* By:	/s/ Robert A. Nesher
Robert A. Nesher
Attorney-in-Fact